Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES:

NOTE 14- LEASES:

The Company has lease contracts for motor vehicles used in its operations. Leases of motor vehicles have lease terms of 3 years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

Motor vehicles
At January 1, 2019 (the lease commencement date)	19
Additions	92
Depreciation expense	(28)
As at December 31, 2019	83

Set out below are the carrying amounts of lease liabilities and the movements during the period:

Motor vehicles
At January 1, 2019 (the lease commencement date)	19
Additions	79
Accretion of interest	8
Payments	(31)
As at December 31, 2019	75
Current	36

The following are the amounts recognized in profit or loss:

Year ended December 31, 2019
Depreciation expense of right-of-use assets	28
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	36